INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS
Summary of reconciliation of intangible assets

A reconciliation of intangible assets for the years ended December 31, 2021 and 2020 are as follows:

	Balance at	Software	Purchase		Foreign	Balance at
	December 31,	Development	of	Amortization	Currency	December 31,
	2020	Additions	Intangibles	Expense	Translation	2021
GeniusU software platform	$2,007,182	$804,314	$—	$—	—	$2,811,496
Trademarks	13,234	—				13,234
Accumulated amortization	(1,015,502)	—	—	(424,080)	9,821	(1,429,761)
Net carrying value	$1,004,914	$804,314	$—	$(424,080)	$9,821	$1,394,969

	Balance at	Software	Purchase		Foreign	Balance at
	December 31,	Development	of	Amortization	Currency	December 31,
	2019	Additions	Intangibles	Expense	Translation	2020
GeniusU software platform	$1,563,193	$424,530		$—	$19,459	$2,007,182
Trademarks		—	$13,234			13,234
Accumulated amortization	(640,814)	—	—	(359,822)	(14,866)	(1,015,502)
Net carrying value	$922,379	$424,530	$13,234	$(359,822)	$4,593	$1,004,914